STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS - OPERATING ACTIVITIES
Net profit (loss)	$ 209,166	$ (29,127)	$ (1,372)
Income and expense items not involving cash flows:
Depreciation and amortization	197,606	168,032	203,868
Financing expense associated with debentures series F	150	87,973	39,494
Effect of indexation, translation and fair value measurement on debt	8,292	16,078	(3,667)
Financing costs relating to Jazz notes exchange			9,817
Other expense (income), net	(9,322)	190	140
Gain from acquisition, net	(50,471)		(166,404)
Changes in assets and liabilities:
Trade accounts receivable	(30,104)	(11,115)	(24,021)
Other current assets	(265)	(14,978)	49,934
Inventories	(22,069)	(17,908)	(1,758)
Trade accounts payable	5,550	(26,163)	11,107
Deferred revenue and customers' advances	23,581	32,725	1,915
Other current liabilities	(145)	8,454	25,744
Long-term employee related liabilities	(798)	(2,036)	(2,581)
Deferred tax liability, net	(4,564)	(4,173)	(23,977)
Other long-term liabilities	861	(12,739)	7,098
Nishiwaki employees retirement related payments in connection with its operation cessation		(24,907)	(27,572)
Net cash provided by operating activities	327,468	170,306	97,765
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(217,496)	(172,078)	(95,673)
Proceeds related to sale and disposal of property and equipment	7,872	6,589	45,464
Acquisition of subsidiaries consolidated for the first time (a)			57,582
Deposits and investments, net	(17,101)	(30,000)	9,924
Net cash provided by (used in) investing activities	(226,725)	(195,489)	17,297
CASH FLOWS - FINANCING ACTIVITIES
Issuance of debentures, net	113,149		9,214
Exercise of warrants and options, net	38,803	14,424	10,399
Proceeds from loans	55,960	70,592	85,884
Short-term loan repayment to Panasonic			(85,884)
Loans repayment	(132,018)	(18,200)	(41,181)
Debentures repayment		(51,489)	(10,230)
Dividend payment to Panasonic	(2,563)	(1,570)
Net cash provided by (used in) financing activities	73,331	13,757	(31,798)
Effect of foreign exchange rate change	5,635	(166)	(8,968)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	179,709	(11,592)	74,296
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	175,575	187,167	112,871
CASH AND CASH EQUIVALENTS - END OF PERIOD	355,284	175,575	187,167
NON-CASH ACTIVITIES
Investments in property and equipment	23,747	18,657	27,495
Equity increase associated with Jazz notes exchange			9,609
Conversion of debentures to share capital and exercise of warrants	611	195,726	34,822
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	9,534	12,371	34,042
Cash paid (received) during the period for income taxes	3,485	3,469	(1,563)
(a) ACQUISTION OF SUBSIDIARIES CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)	10,775		32,406
Fixed assets	106,919		245,278
Intangible assets	2,799		24,520
Short-term loan			(85,249)
Long-term liabilities	(28,021)		(93,602)
Total	92,472		123,353
Less:
Share capital	40,000		14,531
Gain from acquisition, net	52,472		166,404
Bargain purchase	92,472		180,935
Cash from the acquisition of a subsidiaries consolidated for the first time			$ 57,582